Notes to the Balance Sheet - Summary of Accounts Receivable - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Single most important customer | Credit risk
Additional Information [Line Items]
Accounts receivable from customer	€ 14.4	€ 51.4
Percentage of accounts receivable	45.00%	56.00%
Minimum
Additional Information [Line Items]
Non-interest bearing payment terms	20
Maximum
Additional Information [Line Items]
Non-interest bearing payment terms	66